Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000808303_SupplementTextBlock

T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2011

Effective September 1, 2011, the T. Rowe Price Real Assets Fund is being added to the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

On page 2, under "Principal Investment Strategies," the following is added to the Asset Allocation Ranges for Underlying Funds table:

Growth Fund	Investment Range
Real Assets	0-10%

The date of this supplement is August 15, 2011.

Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000808303_SupplementTextBlock

T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2011

Effective September 1, 2011, the T. Rowe Price Real Assets Fund is being added to the list of underlying funds in which the T. Rowe Price Spectrum Growth Fund can invest.

On page 2, under "Principal Investment Strategies," the following is added to the Asset Allocation Ranges for Underlying Funds table:

Growth Fund	Investment Range
Real Assets	0-10%

The date of this supplement is August 15, 2011.